Putnam International Growth Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam International Growth Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam International Growth Fund Class T
Management fees	0.86%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other expenses	0.39%	[2]
Total annual fund operating expenses	1.50%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI EAFE Growth Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.924%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam International Growth Fund | Class T | USD ($)	399	712	1,048	1,996

Putnam Government Money Market Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Government Money Market Fund		Class A	Class B	Class C	Class G	Class M	Class P	Class R	Class T
Management fees		0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Other expenses	[1]	0.42%	0.42%	0.42%	0.23%	0.42%	0.23%	0.42%	0.42%
Total annual fund operating expenses		0.71%	0.71%	0.71%	0.52%	0.71%	0.52%	0.71%	0.71%
Expense reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursement		0.69%	0.69%	0.69%	0.50%	0.69%	0.50%	0.69%	0.69%
[1]	Other expenses are estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligations to limit certain fund expenses through January 30, 2018. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Government Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A		70	225
Class B	[1]	570	525
Class C		70	225
Class G		51	165
Class M		70	225
Class P		51	165
Class R		70	225
Class T		70	225
[1]	Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Putnam Government Money Market Fund | Class B | USD ($)	70	225